Interest Rate Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Interest Rate Derivative Agreements [Abstract]
Schedule of Derivative Instruments [Table Text Block]

The terms of the derivative agreements are as follows:

Purchase Date	Initial Notional Amount	Effective Capped Rate	Maturity Date	Purchase Price	Fair Value (1)	Variable Debt Financing Facility Hedged	Maximum Potential Cost of Borrowing	Counterparty
September-10	$31,936,667	3.00%	September-17	$921,000	$86	M24 TEBS	5.0%	Bank of New York Mellon

September-10	$31,936,667	3.00%	September-17	$845,600	$86	M24 TEBS	5.0%	Barclays Bank PLC

September-10	$31,936,667	3.00%	September-17	$928,000	$86	M24 TEBS	5.0%	Royal Bank of Canada

August-13	$93,305,000	1.50%	September-17	$793,000	$8,546	M24 TEBS	3.5%	Deutsche Bank

February-14	$41,250,000	1.00%	March-17	$230,500	$1,500	PHC TOB Trusts	3.3%	SMBC Capital Markets, Inc

February-14	$11,000,000	1.00%	March-17	$150,500	$400	MBS TOB Trusts	2.1%	SMBC Capital Markets, Inc

July-14	$31,565,000	3.00%	August-19	$315,200	$29,307	M31 TEBS	4.4%	Barclays Bank PLC

July-14	$31,565,000	3.00%	August-19	$343,000	$29,336	M31 TEBS	4.4%	Royal Bank of Canada

July-14	$31,565,000	3.00%	August-19	$333,200	$29,336	M31 TEBS	4.4%	SMBC Capital Markets, Inc

July-15	$28,095,000	3.00%	August-20	$210,000	$81,831	M33 TEBS	4.3%	Wells Fargo Bank

July-15	$28,095,000	3.00%	August-20	$187,688	$81,831	M33 TEBS	4.3%	Royal Bank of Canada

July-15	$28,095,000	3.00%	August-20	$174,900	$81,831	M33 TEBS	4.3%	SMBC Capital Markets, Inc

(1) For additional details, see Note 17 to the Company's consolidated financial statements.